ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

                                                                                                                           Brandon M. Weston

                                                                                                                           T +1 415 315 6356

                                                                                                                                                          brandon.weston@ropesgray.com

March 2, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:       Stone Ridge Trust IV

             File Nos. 333-207521; 811-23105

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust IV (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for Stone Ridge Post-Event Reinsurance Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-2, which was filed by electronic transmission on February 27, 2018 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (415) 315-6356.

Sincerely,

/s/ Brandon M. Weston
Brandon M. Weston